New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Minera Yanacocha SRL and subsidiary [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
Disclosure of new U.S. GAAP accounting pronouncements [text block]
26.	New USGAAP Accounting Pronouncements

Recently Issued Accounting Pronouncements -

Leases –
In February 2016, ASU No. 2016-02 was issued related to leases. This new guidance modifies the classification criteria and requires leases to recognize the assets and liabilities arising from most leases on the balance sheet. This update is effective in fiscal years, including interim periods, beginning after December 15, 2018 and early adoption is permitted. The company will adopt the new standard on 1 January 2019.

Revenue recognition –
In May 2014, ASU No. 2014-09 was issued related to revenue from contracts with customers. This ASU was further amended in August 2015, March 2016, April 2016, May 2016 and December 2016 by ASU No. 2016-08, No. 2016-10, No. 2016-12 and No. 2016-20, respectively. The new standard provides a five-step approach to be applied to all contracts with customers and also requires expanded disclosures about revenue recognition. In August 2015, the effective date was deferred to reporting periods, including interim periods, beginning after December 15, 2017 and will be applied retrospectively. Early adoption is not permitted. The adoption of this accounting pronouncement is consistent with the adoption of IFRS 15. See in note 2.3 the status of the adoption.

Sociedad Minera Cerro Verde S.A.A. [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
Disclosure of new U.S. GAAP accounting pronouncements [text block]
26.	New U.S. GAAP Accounting Pronouncements

In February 2016, FASB issued an ASU that will require lessees to recognize most leases on the balance sheet. This ASU allows lessees to make an accounting policy election to not recognize a lease asset and liability for leases with a term of 12 months or less and do not have a purchase option that is expected to be exercised. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. This ASU must be applied using the modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. The Company is currently evaluating the impact this guidance will have on its financial statements.

In June 2016, FASB issued an ASU that changes the impairment model for most financial assets and certain other instruments, and will also require expanded disclosures. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2019, with early adoption permitted. The provisions of the ASU must be applied as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact this ASU will have on its financial statements.

In August 2017, FASB issued an ASU that simplifies the current hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. For public entities, this ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, with early adoption permitted. This ASU must be applied as of the beginning of the fiscal year of adoption (that is, the initial application date). The amended presentation and disclosure guidance are required only prospectively. The Company is currently evaluating the impact this guidance will have on its financial statements.

In February 2018, FASB issued an ASU that provides entities with the option to reclassify tax effects stranded in accumulated other comprehensive income as a result of recent U.S. tax reform to retained earnings. The Company adopted this ASU effective during the third quarter of 2018, and adoption did not have a material impact on its disclosures.

In August 2018, FASB issued an ASU that aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with those for capitalizing implementation costs incurred to develop or obtain internal use software. For public entities, this ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. This ASU must be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently evaluating the impact this ASU will have on its financial statements.

In August 2018, FASB issued an ASU that modifies certain disclosure requirements for fair value measurements including the elimination of i) the amount, reason for and the policy regarding transfers between level 1 and level 2 of the fair value hierarchy and ii) an entity’s valuation processes for Level 3 fair value measurements. The Company adopted this ASU effective during the third quarter of 2018, and adoption did not have a material impact on its disclosures.

In August 2018, FASB issued an ASU makes minor changes to the disclosure requirements for employers that sponsor defined benefit pension and/or other postretirement benefit plans. For public entities, this ASU is effective for fiscal years ending after December 15, 2020, with early adoption permitted. This ASU must be applied on a retrospective basis to all periods presented. The Company is currently evaluating the impact this ASU will have on its financial statements.